CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income/(loss)	$ 57,394	$ (134,197)	$ (10,535)
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation and amortization of deferred charges	40,492	42,991	48,904
Asset Impairment loss (Note 5)		104,395	13,987
Amortization of financing costs (Note 11)	1,865	1,066	1,126
Compensation cost on restricted stock (Note 9(g))	7,442	10,511	7,581
Provision for credit loss (Notes 2(y) and 4(d))	300	0	0
Dividend income (Note 4(h))	(69)
Actuarial gain/(loss)	2	(40)	(178)
(Gain)/loss on sale of vessels (Note 5)	(1,360)	1,085	6,171
Loss/(gain) on extinguishment of debt (Note 7)	980	(374)	188
Gain on spin-off of OceanPal Inc. (Note 4(h))	(15,252)
Loss on equity method investments (Note 4(d))	333	1,110	1,583
(Increase) / Decrease in:
Accounts receivable, trade	1,568	2,627	(4,914)
Due from related parties	(56)	(1,173)	(23)
Inventories	(1,581)	809	309
Prepaid expenses and other assets	1,759	1,967	(2,846)
Other non-current assets	(1,177)	(252)	(2,941)
Increase / (Decrease) in:
Accounts payable, trade and other	1,219	(2,836)	321
Due to related parties	154	(31)	(97)
Accrued liabilities, net of accrued preferred dividends	(2,610)	(780)	(2,109)
Deferred revenue	2,890	310	(1,558)
Other non-current liabilities	(57)	168	143
Drydock costs	(4,531)	(10,122)	(5,230)
Net cash provided by Operating Activities	89,705	17,234	49,882
Cash Flows from Investing Activities:
Payments for vessel improvements and vessel acquisitions (Note 5)	(17,393)	(6,001)	(2,804)
Proceeds from sale of vessels, net of expenses (Note 5)	33,731	15,623	41,326
Proceeds from sale of related party investment (Note 4)		1,500
Payments to joint venture (Note 4(d))	(375)	(500)
Investment in spun off subsidiary (Note 4(h))	(1,000)
Payments to acquire property and equipment (Note 6)	(1,600)	(138)	(125)
Net cash provided by Investing Activities	13,363	10,484	38,397
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt (Note 7)	101,279		44,000
Proceeds from issuance of preferred stock, net of expenses (Note 9(d))	254		960
Payments of dividends, preferred stock (Note 9(b))	(5,769)	(5,769)	(5,769)
Payments of dividends, common stock (Note 9(f))	(8,820)
Payments for repurchase of common stock (Note 9(e))	(45,369)	(11,999)	(49,679)
Payments of financing costs (Note 7)	(7,594)	(567)	(357)
Repayments of long-term debt (Note 7)	(93,170)	(54,762)	(100,553)
Net cash used in Financing Activities	(59,189)	(73,097)	(111,398)
Net increase/(decrease) in cash, cash equivalents and restricted cash	43,879	(45,379)	(23,119)
Cash, cash equivalents and restricted cash at beginning of the year	82,909	128,288	151,407
Cash, cash equivalents and restricted cash at end of the year	126,788	82,909	128,288
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	110,288	62,909	107,288
Restricted cash	16,500	20,000	21,000
Cash, cash equivalents and restricted cash	126,788	82,909	128,288
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash investments (Note 5)	441	2,474
Interest paid	$ 19,608	$ 21,397	$ 28,554